Systems, Equipment and Other Assets Related to Contracts, net and Property, Plant and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment, Net, by Type [Abstract]
Schedule of Systems & Equipment and PPE, net
Systems & Equipment and PPE, net consist of the following:

	Systems & Equipment, net		PPE, net
	December 31,		December 31,
($ in millions)	2021	2020	2021	2020
Land	—	—	1	1
Buildings	—	2	58	69
Terminals and systems	2,479	2,615	—	—
Furniture and equipment	138	150	255	259
Construction in progress	75	77	10	15
	2,691	2,844	324	344
Accumulated depreciation	(1,754)	(1,776)	(205)	(212)
	937	1,068	119	132

Schedule of Useful Lives Of Assets
The estimated useful lives of assets are as follows:

Asset	Estimated life in years
Systems & Equipment
Buildings	40
Terminals and systems - lottery	Generally do not exceed 10 years
Terminals and systems - gaming	3-5
Furniture and equipment	Generally do not exceed 10 years
PPE
Buildings	40
Furniture and equipment	5-10